VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
January 31, 2024 (unaudited)

Par
(000's) Value
MUNICIPAL BONDS: 98.5%
Alabama : 2.0%
Black Belt Energy Gas District,
Project No. 8, Series A (RB)
4.00%, 12/01/52 (c) (p) $ 1,000 $ 970,817
Black Belt Energy Gas District,
Series C-1 (RB)
4.00%, 10/01/52 (c) (p) 2,100 2,103,810
City of Birmingham, Special
Care Facilities Financing
Authority, Methodist Home
(RB)
5.50%, 06/01/30 (c) 500 485,157
Hoover Industrial Development
Board, United States Steel
Corp. Project (RB)
6.38%, 11/01/50 (p) 390 430,920
Lower Alabama Gas District,
Project No. 2 (RB) (SAW)
4.00%, 12/01/50 (c) (p) 1,000 1,001,128
Tuscaloosa County Industrial
Development Authority, Hunt
Refining Project, Series A (RB)
4.50%, 05/01/32 (c) 1,768 1,727,084
6,718,916
American Samoa : 0.1%
American Samoa Economic
Development Authority,
Series A (RB)
6.50%, 09/01/28 250 264,107
Underline
Arizona : 2.0%
Arizona Industrial Development
Authority Education
Facility, Leman Academy of
Excellence, East and Central
Tucson Projects, Series A (RB)
4.00%, 07/01/29 (c) 500 483,192
Arizona Industrial Development
Authority, Basis School
Projects, Series A (RB)
4.75%, 07/01/29 (c) 1,085 1,082,908
Arizona Industrial Development
Authority, Economic
Development, Linder Village
Project (RB) (AGM)
5.00%, 06/01/31 925 942,462
Arizona Industrial Development
Authority, Pinecrest Academy
of Nevada, Cadence Campus
Project, Series A (RB)
4.00%, 07/15/30 (c) 445 431,922
Arizona Industrial Development
Authority, Pinecrest Academy
of Northern Nevada Project,
Series A (RB)
4.50%, 07/15/29 (c) 500 469,302
Arizona Industrial Development
Authority, Point 320 LLC,
Series A (RB)
3.62%, 05/20/33 462 433,115
Par
(000’s) Value
Arizona (continued)
City of Phoenix Civic
Improvement Corp., Junior
Lien Airport, Series B (RB)
5.00%, 07/01/30 (c) $ 1,000 $ 1,086,045
Industrial Development
Authority of the City of
Phoenix, Basis Schools, Inc.
Project, Series A (RB)
4.00%, 07/01/25 225 222,953
Maricopa County Industrial
Development Authority,
Legacy Traditional Schools
Projects, Series B (RB)
4.00%, 07/01/29 1,390 1,365,399
Salt Verde Financial Corp. (RB)
5.25%, 12/01/28 10 10,564
5.50%, 12/01/29 370 399,222
6,927,084
Arkansas : 0.6%
Arkansas Development Finance
Authority, Baptist Memorial
Health Care Corp., Series B-2
(RB)
5.00%, 09/01/44 (c) (p) 2,000 2,118,374
Underline
California : 7.6%
Antelope Valley Healthcare
District, Series A (RB)
5.00%, 03/01/26 440 441,594
California Community Choice
Financing Authority, Clean
Energy Project, Series A-1
(RB)
5.00%, 12/01/53 (c) (p) 1,000 1,056,741
California Community Choice
Financing Authority, Clean
Energy Project, Series C (RB)
5.25%, 01/01/54 (c) (p) 3,000 3,173,318
California Housing Finance
Agency, Series A (RB)
4.00%, 03/20/33 2,800 2,816,983
California Municipal Finance
Authority, CHF-Davis I, LLC-
West Village Student Housing
Project, Series A (RB)
5.00%, 05/15/30 (c) 1,340 1,436,224
California Municipal Finance
Authority, Community
Medical Centers, Series A (RB)
5.00%, 02/01/28 (c) 50 52,272
5.00%, 02/01/27 50 52,209
California Municipal Finance
Authority, LINXS APM Project,
Series A (RB)
5.00%, 06/30/27 610 633,000
5.00%, 06/30/28 220 229,730

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
California Municipal Finance
Authority, LINXS APM Project,
Series A (RB) (AGM)
5.00%, 06/30/31 (c) $ 260 $ 271,776
California Municipal Finance
Authority, United Airlines,
Inc., International Airport
Project (RB)
4.00%, 07/15/29 6,625 6,623,987
California Pollution Control
Financing Authority, Solid
Waste Disposal, CalPlant I
Project (RB)
7.00%, 07/01/22 (d) * 1,000 13,500
California Pollution Control
Financing Authority, Solid
Waste Disposal, CalPlant I
Project (RB) (SAW)
7.50%, 07/01/32 (d) * 1,360 18,360
California Pollution Control
Financing Authority, Solid
Waste Disposal, Waste
Management, Inc. Project,
Series A-1 (RB)
3.38%, 07/01/25 400 400,513
California Statewide
Communities Development
Authority, Baptist University,
Series A (RB)
3.50%, 11/01/27 810 785,846
California Statewide
Communities Development
Authority, Daughters of
Charity Health System, Series
A (RB)
5.75%, 07/01/24 (c) 2 1,829
California Statewide
Communities Development
Authority, Daughters of
Charity Health System, Series
G (RB)
5.50%, 07/01/22 (c) 7 6,190
California Statewide
Communities Development
Authority, Irvine East Campus
Armaments, CHF-Irvine, LLC
(RB)
5.00%, 05/15/33 (c) 300 306,447
California Statewide
Communities Development
Authority, Loma Linda
University Medical Center,
Series A (RB)
5.00%, 12/01/26 (c) 350 358,794
California Statewide
Communities Development
Authority, NCCD-Hooper
Street LLC-California College
of the Arts Project (RB)
5.00%, 07/01/29 250 255,981
Par
(000’s) Value
California (continued)
City and County of San
Francisco, Airport
Commission, International
Airport, Series H (RB)
5.00%, 05/01/26 $ 500 $ 517,759
5.00%, 05/01/27 500 525,942
5.00%, 05/01/29 500 542,124
Compton Public Finance
Authority (RB)
4.50%, 09/01/32 (c) 1,000 997,149
County of Sacramento, Airport
System, Series C (RB)
5.00%, 07/01/27 250 263,694
County of Sacramento, Airport
System, Series E (RB)
5.00%, 07/01/28 115 127,357
El Centro Financing Authority,
El Centro Regional Medical
Center Project (RB)
4.50%, 07/01/29 (c) 785 773,245
Irvine Unified School District
Community Facilities
District  No. 09-1, Series D
(ST)
5.00%, 09/01/26 110 114,598
MSR Energy Authority, Series
A (RB)
6.12%, 11/01/29 240 258,872
Oakland Unified School District
(GO)
5.00%, 08/01/26 380 401,651
Palomar Health (RB)
5.00%, 11/01/25 250 254,395
5.00%, 11/01/27 (c) 90 91,988
Poway Unified School District
Public Financing Authority,
Series A (ST)
5.00%, 09/01/24 110 110,801
River Islands Public Financing
Authority, Improvement Area
No. 1, Series A (ST) (AGM)
5.00%, 09/01/34 (c) 500 575,400
San Francisco Community
College District (GO)
5.00%, 06/15/26 (c) 205 211,201
5.00%, 06/15/25 1,000 1,032,142
Western Hills Water District,
Diablo Grande Community
Facilities District No. 1 (ST)
4.00%, 09/01/21 (d) * 370 96,200
25,829,812
Colorado : 2.0%
City and County of Denver,
Colorado Airport System,
Series A (RB)
5.00%, 12/01/29 (c) 295 317,235

Par
(000’s) Value
Colorado (continued)
City and County of Denver,
United Airlines, Inc. Project
(RB)
5.00%, 10/01/32 (c) $ 2,125 $ 2,124,943
Colorado Health Facilities
Authority, Aberdeen Ridge,
Series B-1 (RB)
3.50%, 05/15/30 (c) 1,000 912,291
Denver Convention Center
Hotel Authority (RB)
5.00%, 12/01/27 (c) 600 618,415
Fountain Urban Renewal
Authority, South Academy
Highlands Project, Series A
(TA)
4.50%, 11/01/29 (c) 510 503,986
Painted Prairie Public
Improvement Authority (RB)
4.00%, 12/01/29 (c) 1,000 949,093
Public Authority for Colorado
Energy, Natural Gas Purchase
(RB)
6.25%, 11/15/28 140 148,937
STC Metropolitan District No. 2,
Series A (GO)
4.00%, 12/01/29 (c) 500 469,004
Windler Public Improvement
Authority, Series A-1 (RB)
(BAM)
4.00%, 12/01/31 (c) 1,000 854,403
6,898,307
Connecticut : 0.6%
Connecticut State Health
and Educational Facilities
Authority, Masonicare Issue,
Series F (RB)
4.00%, 07/01/30 (c) 120 115,907
Connecticut State Health
and Educational Facilities
Authority, University of
Hartford, Series N (RB)
5.00%, 07/01/27 430 432,391
5.00%, 07/01/29 300 303,531
Harbor Point Infrastructure
Improvement District, Harbor
Point Project (TA)
5.00%, 04/01/30 (c) 900 921,673
Town of Hamden, Whitney
Center Project (RB)
5.00%, 01/01/30 (c) 395 389,820
2,163,322
Delaware : 0.3%
Delaware State Economic
Development Authority, NRG
Energy Project, Series A (RB)
1.25%, 10/01/45 (c) (p) 1,000 938,391
Underline
Par
(000’s) Value
District of Columbia : 0.1%
District of Columbia, Latin
American Montessori
Bilingual Public Charter
School (RB)
4.00%, 06/01/30 $ 500 $ 482,594
Underline
Florida : 4.8%
Capital Trust Agency, Education
Growth Fund, LLC Charter
School Portfolio Project,
Series A-1 (RB)
3.38%, 07/01/31 1,540 1,444,741
Capital Trust Agency, Elim
Senior Housing, Inc., Project
(RB)
5.00%, 08/01/27 (c) 350 322,909
Capital Trust Agency, The Marie
Selby Botanical Gardens, Inc.,
Project (RB)
4.00%, 06/15/31 (c) 535 490,540
Central Florida Expressway
Authority, Series D (RB) (AGM)
5.00%, 07/01/33 (c) 500 580,641
City of Orlando, Florida Senior
Tourist Development Tax,
Series A (RB) (AGM)
5.00%, 11/01/28 (c) 500 532,730
County of Broward, Florida
Airport System, Series A (RB)
5.00%, 10/01/29 (c) 290 294,948
County of Broward, School
District, Series B (CP)
5.00%, 07/01/30 (c) 315 336,692
County of Escambia, Health
Facilities Authority, Baptist
Health Care Corp., Series A
(RB) (SAW)
5.00%, 08/15/31 (c) 1,500 1,586,853
County of Miami-Dade,
Industrial Development
Authority, NCCD-Biscayne
Properties LLC Project, Series
A (RB)
5.00%, 06/01/30 (c) 315 310,782
County of Miami-Dade, School
Board, Series D (CP)
5.00%, 02/01/30 (c) 120 124,711
County of Palm Beach, Atlantic
University Housing Project,
Series A (RB)
5.00%, 04/01/29 500 508,338
County of St. Lucie, School
District, Sales Tax (RB) (AGM)
5.00%, 10/01/25 250 257,962
Florida Development Finance
Corp. Education Facilities,
Central School Project (RB)
5.00%, 08/15/32 500 501,023

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Florida (continued)
Florida Development Finance
Corp. Education Facilities,
Cornerstone Chapter
Academy Project (RB)
5.00%, 10/01/32 (c) $ 500 $ 507,600
Florida Development Finance
Corp., Renaissance Chapter
School Inc. Project, Series C
(RB)
4.00%, 09/15/30 (c) 470 442,246
Florida Development Finance
Corp., Virgin Trains USA
Passenger Rail Project, Series
A (RB)
6.50%, 01/01/49 (c) (p) 2,750 2,720,312
Florida Development Finance
Corp., Waste Pro USA, Inc.
Project (RB)
5.00%, 05/01/29 (c) 500 484,934
6.12%, 07/01/32 (c) (p) 1,750 1,774,745
JEA Electric System, Series B
(RB)
5.00%, 10/01/29 (c) 110 118,179
Mid-Bay Bridge Authority, First
Senior Lien, Series A (RB)
5.00%, 10/01/24 250 252,116
Polk Country Industrial
Development Authority,
Florida Industrial
Development (RB)
5.88%, 01/01/33 1,930 1,862,654
Village Community
Development District No. 12
(SA) (SAW)
3.80%, 05/01/28 460 458,901
Village Community
Development District No. 13
(SA)
2.62%, 05/01/24 125 124,585
3.00%, 05/01/29 235 223,218
16,262,360
Georgia : 2.4%
Atlanta Development
Authorities Senior Health
Care Facilities, Proton
Treatment Center Project,
Series A-1 (RB)
6.00%, 01/01/23 250 112,500
Burke County Development
Authority, Georgia Power
Company Plant Vogtle
Project, Series E (RB)
3.25%, 11/01/45 (p) 1,000 990,184
DeKalb County Housing
Authority, Georgia Affordable
Multifamily Housing, Series
A (RB)
4.00%, 12/01/33 (c) 1,500 1,499,466
Par
(000’s) Value
Georgia (continued)
Floyd County Development
Authority, Spires at Berry
College Project, Series A (RB)
(SBG)
5.50%, 12/01/28 (c) $ 250 $ 247,893
Georgia Local Government,
Grantor Trust, Series A (CP)
(NATL)
4.75%, 06/01/28 380 392,690
Georgia State, Road and
Tollway Authority, Highway
Grant Anticipation (RB)
5.00%, 06/01/25 300 308,267
5.00%, 06/01/28 360 395,886
Glynn-Brunswick Memorial
Hospital Authority, Southeast
Georgia Health System
Project (RB)
5.00%, 08/01/34 (c) 1,500 1,521,708
Main Street Natural Gas, Inc.,
Series A-1 (RB)
5.50%, 09/15/25 135 137,718
Main Street Natural Gas, Inc.,
Series C (RB)
4.00%, 03/01/50 (c) (p) 2,000 2,012,479
Marietta Development
Authority, University
Facilities, Life University, Inc.
Project, Series A (RB)
5.00%, 11/01/27 250 251,434
White County Development
Authority, Truett McConnell
University Project, Series A
(RB)
5.00%, 10/01/29 (c) 200 196,412
8,066,637
Guam : 1.8%
Guam Government, Business
Privilege Tax, Series D (RB)
5.00%, 11/15/27 (c) 360 368,336
Guam Government, Business
Privilege Tax, Series F (RB)
5.00%, 01/01/30 1,000 1,078,717
5.00%, 01/01/31 1,000 1,087,038
Guam Government,
Department of Education,
John F. Kennedy High School
and Energy Efficiency Project,
Series A (CP)
3.62%, 02/01/25 190 188,557
Guam Government, Hotel
Occupancy Tax, Series A (RB)
5.00%, 11/01/28 250 265,937
Guam Government, Series A
(RB)
5.00%, 12/01/24 1,000 1,008,763
5.00%, 12/01/25 1,000 1,021,331

Par
(000’s) Value
Guam (continued)
Guam Power Authority, Series
A (RB)
5.00%, 10/01/33 (c) $ 880 $ 975,130
5,993,809
Hawaii : 0.3%
State of Hawaii Department of
Budget & Finance, Hawaiian
Electric Company, Inc., Series
A (RB)
3.10%, 05/01/26 1,500 1,193,008
Underline
Illinois : 13.0%
Chicago Board of Education,
Series A (GO)
5.00%, 12/01/29 1,000 1,055,526
5.00%, 12/01/30 (c) 1,000 1,048,483
5.00%, 12/01/33 (c) 1,500 1,583,917
5.00%, 12/01/32 (c) 2,000 2,114,073
7.00%, 12/01/26 (c) 200 210,801
Chicago Board of Education,
Series A (GO) (AGM)
5.00%, 12/01/29 (c) 250 259,397
5.00%, 12/01/29 (c) 200 213,142
Chicago Board of Education,
Series A (GO) (AMBAC)
5.50%, 12/01/26 230 236,897
5.50%, 12/01/31 1,000 1,087,599
Chicago Board of Education,
Series A (GO) (NATL)
0.01%, 12/01/24 310 300,358
0.01%, 12/01/26 310 278,592
0.01%, 12/01/28 795 660,513
Chicago Board of Education,
Series B (GO)
5.00%, 12/01/29 1,250 1,319,408
5.00%, 12/01/30 (c) 1,250 1,310,603
5.00%, 12/01/32 (c) 1,950 2,039,169
5.00%, 12/01/33 (c) 1,400 1,463,030
5.00%, 12/01/31 (c) 2,000 2,091,943
5.00%, 12/01/31 (c) 2,000 2,120,325
5.00%, 12/01/30 2,000 2,127,398
Chicago Board of Education,
Series C (GO)
5.00%, 12/01/24 1,000 1,007,162
5.00%, 12/01/27 500 519,910
5.00%, 12/01/30 (c) 1,560 1,595,151
Chicago Board of Education,
Series E (GO)
5.12%, 12/01/32 (c) 1,320 1,322,126
Chicago Midway International
Airport, Series A (RB) (AGM)
5.00%, 01/01/30 (c) 750 752,125
Chicago Midway International
Airport, Series B (RB)
5.00%, 01/01/27 (c) 260 260,030
Chicago O'Hare International
Airport, Series B (RB)
5.00%, 01/01/31 (c) 295 299,289
5.00%, 01/01/29 (c) 190 192,847
Par
(000’s) Value
Illinois (continued)
5.00%, 01/01/26 (c) $ 105 $ 106,454
Chicago School Reform Board
of Trustees, Series A (GO)
(NATL)
0.01%, 12/01/29 575 458,576
Chicago School Reform Board
of Trustees, Series B-1 (GO)
(NATL)
0.00%, 12/01/28 ^ 1,515 1,258,713
0.00%, 12/01/29 ^ 585 466,551
0.01%, 12/01/24 515 498,982
0.01%, 12/01/25 560 522,617
0.01%, 12/01/26 490 440,354
0.01%, 12/01/30 190 144,801
Chicago Transit Authority,
Federal Transit
Administration Section 5307
Urbanized Area Formula (RB)
5.00%, 06/01/24 115 115,482
City of Chicago, Neighborhoods
Alive 21 Program, Series B
(GO)
5.00%, 01/01/25 280 283,232
City of Chicago, Second Lien
Water (RB)
5.00%, 11/01/28 (c) 150 151,725
5.00%, 11/01/30 (c) 100 101,157
5.00%, 11/01/29 (c) 270 273,196
City of Chicago, Second Lien
Water, Series A-1 (RB)
5.00%, 11/01/30 (c) 100 104,609
City of Chicago, Series A (GO)
5.00%, 01/01/30 1,500 1,623,695
5.25%, 01/01/29 (c) 55 55,049
County of Cook, Community
College District No. 508 (GO)
5.25%, 12/01/29 (c) 240 241,094
County of Cook, Series A (GO)
5.00%, 11/15/28 (c) 500 525,848
Eastern Illinois Economic
Development Authority (RB)
5.00%, 11/01/33 (c) 1,000 994,590
Illinois Finance Authority,
Admiral Lake Project (RB)
5.00%, 05/15/33 (c) 500 465,424
Illinois Finance Authority,
Friendship Village of
Schaumburg (RB)
5.00%, 02/15/27 (d) * 1,190 321,300
Illinois Finance Authority,
Lutheran Life Communities,
Series A (RB)
5.00%, 11/01/28 (c) 250 245,329
Illinois Finance Authority,
Roosevelt University (RB)
5.40%, 04/01/27 (c) 100 98,567
Illinois Finance Authority, Three
Crowns Park (RB)
4.00%, 02/15/27 (c) 205 201,890

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Illinois (continued)
Illinois Municipal Electric
Agency, Power Supply
System, Series A (RB)
5.00%, 02/01/26 (c) $ 785 $ 805,942
Illinois Sports Facilities
Authority (RB)
5.00%, 06/15/28 395 410,562
5.00%, 06/15/29 545 572,738
Illinois Sports Facilities
Authority (RB) (AMBAC)
0.00%, 06/15/26 ^ 260 235,255
Metropolitan Pier and
Exposition Authority,
McCormick Place Expansion
Project, Series A (RB) (NATL)
0.00%, 12/15/24 ^ 130 125,810
Metropolitan Pier and
Exposition Authority,
McCormick Place Expansion
Project, Series B (RB)
5.00%, 12/15/28 (c) 500 532,095
Metropolitan Pier and
Exposition Authority,
McCormick Place Expansion
Project, Series B (RB) (NATL)
0.00%, 06/15/28 ^ 115 98,650
Northern Illinois Municipal
Power Agency, Series A (RB)
5.00%, 12/01/29 (c) 330 347,912
State of Illinois (GO)
3.50%, 06/01/30 (c) 350 350,268
4.12%, 11/01/31 (c) 100 101,636
5.00%, 02/01/25 (c) 150 150,185
5.00%, 05/01/27 (c) 100 100,388
State of Illinois, Sales Tax (RB)
4.00%, 06/15/27 (c) 810 825,763
5.00%, 06/15/25 (c) 285 285,326
5.00%, 06/15/24 (c) 190 190,218
5.00%, 06/15/26 235 245,228
State of Illinois, Series A (GO)
5.00%, 03/01/33 (c) 700 781,858
State of Illinois, Series C (GO)
5.00%, 11/01/29 (c) 315 336,435
State of Illinois, Series D (GO)
5.00%, 11/01/28 (c) 460 490,973
44,156,291
Indiana : 1.3%
City of Anderson, Indiana
Economic Development,
Anderson University (RB)
4.75%, 10/01/27 (c) 240 228,503
Indiana Finance Authority, Ohio
Valley Electric Corp. Project,
Series A (RB)
4.25%, 11/01/30 2,015 2,030,627
Par
(000’s) Value
Indiana (continued)
Indiana Finance Authority,
United States Steel Corp.
Project, Series A (RB)
4.12%, 12/01/26 $ 2,000 $ 1,995,940
4,255,070
Iowa : 0.5%
City of Coralville, Marriott Hotel
and Convention Center,
Series E (CP)
4.00%, 06/01/29 (c) 945 916,438
Iowa Finance Authority,
Northcrest, Inc. Project,
Series B (RB)
5.00%, 03/01/28 (c) 300 299,440
Iowa Higher Education Loan
Authority, Wartburg College
Project (RB)
4.00%, 10/01/25 530 517,655
1,733,533
Kansas : 0.2%
City of Goddard, Olympic Park
Star Bond Project (RB)
3.60%, 06/01/30 (c) 100 98,351
City of Wichita, Health Care
Facilities, Series III (RB)
5.00%, 05/15/34 (c) 600 527,026
625,377
Kentucky : 1.0%
City of Henderson, Pratt Paper,
LLC Project, Series B (RB)
3.70%, 01/01/32 1,830 1,770,079
Commonwealth of Kentucky,
State Property and Building
Commission, Project No. 108,
Series A (RB)
5.00%, 08/01/28 (c) 140 143,900
Commonwealth of Kentucky,
State Property and Building
Commission, Project No. 108,
Series B (RB)
5.00%, 08/01/26 140 147,110
Commonwealth of Kentucky,
State Property and Building
Commission, Project No. 112,
Series B (RB)
5.00%, 11/01/25 630 649,468
5.00%, 11/01/28 (c) 325 343,120
Kentucky Economic
Development Finance
Authority, Masonic Home
Independent Living II, Inc.,
Series A (RB)
5.00%, 05/15/26 65 63,463
Kentucky Municipal Power
Agency, Prairie State Project,
Series A (RB) (NATL)
5.00%, 09/01/30 (c) 175 178,594
3,295,734

Par
(000’s) Value
Louisiana : 2.5%
Calcasieu Parish
Service District, Lake
Charles  Memorial Hospital
Project (RB)
5.00%, 12/01/27 $ 1,025 $ 1,014,276
Calcasieu Parish
Service District, Lake
Charles  Memorial Hospital
Project (RB) (SBG)
5.00%, 12/01/29 150 148,288
City of New Orleans, Louisiana
Water (RB)
5.00%, 12/01/45 (c) 305 316,548
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Westlake Chemical
Corp. Project (RB)
3.50%, 11/01/32 (c) 4,310 4,124,388
Louisiana Public Facilities
Authority, Solid Waste
Disposal , Louisiana Pellets,
Inc. Project (RB)
7.00%, 07/01/24 (d) * 330 3
Louisiana Public Facilities
Authority, Solid Waste
Disposal , Louisiana Pellets,
Inc. Project, Series A (RB)
7.50%, 07/01/23 (d) * 521 5
Parish of St James, Nustar
Logistics, LP Project (RB)
6.10%, 12/01/40 (p) 1,000 1,100,508
6.10%, 06/01/38 (p) 1,500 1,650,762
8,354,778
Maryland : 1.1%
City of Baltimore, East
Baltimore Research Park
Project, Series A (RB)
4.00%, 09/01/27 200 196,782
County of Frederick, Mount
Saint Mary's University, Series
A (RB)
5.00%, 09/01/27 300 301,940
County of Howard, Series A (TA)
4.00%, 02/15/28 (c) 200 198,422
Maryland Economic
Development Corp., CNX
Marine Terminal, Inc. Port of
Baltimore Facility (RB)
5.75%, 09/01/25 (c) 695 697,937
Maryland Economic
Development Corp., Port
Covington Project (TA)
3.25%, 09/01/30 2,000 1,909,657
Par
(000’s) Value
Maryland (continued)
Maryland Economic
Development Corp.,
Transportation Facilities,
Series A (RB)
5.00%, 06/01/28 $ 425 $ 450,513
3,755,251
Massachusetts : 0.5%
Collegiate Charter School of
Lowell (RB)
5.00%, 06/15/29 (c) 490 495,093
Massachusetts Development
Finance Agency, Beth Israel
Lahey Health, Inc., Series I
(RB)
5.00%, 07/01/28 (c) 310 322,410
Massachusetts Development
Finance Agency, Newbridge
on the Charles, Inc. (RB)
4.00%, 10/01/27 (c) 250 247,721
Massachusetts Development
Finance Agency, Suffolk
University (RB)
5.00%, 07/01/28 (c) 335 349,622
Massachusetts Development
Finance Agency, UMass
Memorial Health Care, Series
I (RB)
5.00%, 07/01/28 (c) 100 103,445
Massachusetts Educational
Financing Authority (RB)
5.00%, 01/01/27 (c) 275 278,308
1,796,599
Michigan : 1.3%
City of Detroit, Michigan
Unlimited Tax (GO)
5.00%, 04/01/26 1,000 1,023,277
City of Detroit, Series A (GO)
(SBG)
5.00%, 04/01/32 (c) 500 538,017
Grand Rapids Economic
Development Corp., Beacon
Hill at Eastgate, Series A (RB)
4.00%, 11/01/27 (c) 205 197,383
Michigan Finance Authority
Higher Education, Aquinas
College Project (RB)
4.00%, 05/01/31 500 438,122
Michigan Finance Authority
Higher Education, Thomas
M. Cooley Law School Project
(RB)
6.25%, 07/01/29 (c) 1,000 961,396
Michigan Strategic Fund, I-75
Improvement Project (RB)
5.00%, 06/30/30 (c) 155 164,093

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Michigan (continued)
Wayne County Airport
Authority, Detroit
metropolitan Wayne County
Airport, Series C (RB)
5.00%, 12/01/27 $ 1,000 $ 1,082,249
4,404,537
Minnesota : 0.9%
City of Anoka, Homestead at
Anoka, Inc. Project (RB)
4.25%, 11/01/27 (c) 80 76,937
City of Blaine, Senior Housing
and Health Facility, Series A
(RB)
5.12%, 07/01/25 (d) * 415 269,750
City of Brooklyn Park, Charter
School, Athlos Leadership
Academy Project, Series A
(RB)
5.25%, 07/01/30 (c) 350 338,883
City of Minneapolis, Fairview
Health Services, Series A (RB)
5.00%, 11/15/33 (c) 1,000 1,040,833
5.00%, 11/15/34 (c) 605 626,119
Saint Paul Minnesota Housing
and Redevelopment
Authority, Health Care, Series
A (RB)
5.00%, 07/01/28 (c) 500 510,377
Saint Paul Minnesota Housing
and Redevelopment
Authority, HMONG College
Prep Academy Project, Series
A (RB)
5.00%, 09/01/26 75 75,377
2,938,276
Missouri : 0.6%
City of St. Ann, Northwest Plaza
Redevelopment Project,
Series A (TA)
4.62%, 11/01/30 (c) 430 424,304
City of St. Louis, Industrial
Development Authority,
Ballpark Village Development
Project, Series A (RB)
3.88%, 11/15/29 (c) 185 164,689
Lees Summit Industrial
Development Authority, John
Knox Village, Series A (RB)
5.00%, 08/15/32 (c) 125 121,115
Maryland Heights Industrial
Development Authority, San
Louis Community Ice Center
Project, Series A (RB) (BAM)
4.38%, 03/15/30 (c) 365 337,376
Plaza at Noah's Ark Community
Improvement District (RB)
3.00%, 05/01/30 (c) 500 455,139
Par
(000’s) Value
Missouri (continued)
St. Louis County, Industrial
Development Authority,
Friendship Village St. Louis,
Series A (RB)
5.00%, 09/01/28 (c) $ 500 $ 504,662
2,007,285
Nebraska : 0.4%
Central Plains Energy Project,
Gas Project Crossover No. 3,
Series A (RB)
5.00%, 09/01/34 650 708,078
Central Plains Energy Project,
Gas Project Crossover, Series
A (RB)
5.00%, 09/01/27 500 517,199
5.00%, 09/01/28 100 104,578
5.00%, 09/01/30 125 131,761
1,461,616
Nevada : 1.0%
City of Reno, Tax Increment
Senior Lien, Series C (TA)
5.40%, 06/01/27 (c) 250 248,784
City of Sparks, Tourism
Improvement District No. 1,
Legends at Sparks Marina,
Series A (RB)
2.75%, 06/15/28 760 723,867
Clark County, Airport System,
Series A-2 (RB)
5.00%, 07/01/25 (c) 100 100,802
Clark County, Nevada Pollution
Control, Southern California
Edison Company (RB)
2.10%, 06/01/31 5 4,288
Clark County, School District,
Series B (GO) (AGM)
5.00%, 06/15/30 (c) 250 278,599
5.00%, 06/15/29 250 279,306
Clark County, School District,
Series B (GO) (BAM)
5.00%, 06/15/30 250 284,802
Clark County, School District,
Series C (GO)
5.00%, 06/15/28 (c) 115 119,355
State of Nevada, Department
of Business and Industry,
Fulcrum Sierra Biofuels, LLC
Project (RB)
5.88%, 12/15/27 (d) * 344 137,646
Tahoe-Douglas Visitors
Authority (RB)
5.00%, 07/01/33 (c) 1,000 1,060,346
3,237,795
New Hampshire : 0.1%
National Finance Authority,
Covanta Project, Series A (RB)
4.00%, 11/01/27 (c) 250 243,618

Par
(000’s) Value
New Hampshire (continued)
New Hampshire Health and
Education Facilities Authority,
Hillside Village, Series A (RB)
5.25%, 07/01/27 (c) (d) * $ 234 $ 4,685
248,303
New Jersey : 4.2%
New Jersey Economic
Development Authority,
Continental Airlines, Inc.
Project (RB)
5.25%, 09/15/29 (c) 2,000 2,004,193
5.62%, 11/15/30 (c) 1,000 1,010,531
5.75%, 09/15/27 (c) 1,375 1,375,754
New Jersey Economic
Development Authority,
Motor Vehicle Surcharges,
Series A (RB)
4.00%, 07/01/34 (c) 600 606,838
4.00%, 07/01/32 (c) 1,155 1,175,325
5.00%, 07/01/33 (c) 1,000 1,038,831
New Jersey Economic
Development Authority, New
Jersey Transit Corp. Project,
Series A (RB)
4.00%, 11/01/27 380 394,200
New Jersey Economic
Development Authority, New
Jersey Transit Corp. Project,
Series B (RB)
5.00%, 11/01/25 115 119,046
New Jersey Economic
Development Authority, New
Jersey Transit Transportation
Project, Series A (RB) (AGM)
5.00%, 11/01/30 (c) 110 122,969
New Jersey Economic
Development Authority,
School Facilities Construction,
Series AAA (RB)
5.50%, 06/15/28 (c) 115 122,353
New Jersey Economic
Development Authority,
School Facilities Construction,
Series BBB (RB)
5.50%, 06/15/30 (c) 100 107,937
New Jersey Economic
Development Authority,
School Facilities Construction,
Series PP (RB)
5.00%, 06/15/26 (c) 340 341,912
New Jersey Economic
Development Authority,
School Facilities Construction,
Series XX (RB)
4.25%, 06/15/26 (c) 440 445,976
4.38%, 06/15/27 (c) 130 132,005
5.00%, 06/15/26 (c) 345 354,641
Par
(000’s) Value
New Jersey (continued)
New Jersey Economic
Development Authority, State
House Project, Series B (RB)
4.00%, 06/15/29 (c) $ 750 $ 779,125
New Jersey Economic
Development Authority, West
Campus Housing, LLC, Series
A (RB)
4.12%, 07/01/30 (c) 175 161,332
New Jersey Educational
Facilities Authority, Higher
Education Facilities Trust (RB)
5.00%, 06/15/26 (c) 145 145,982
5.00%, 06/15/25 (c) 175 176,206
New Jersey State Turnpike
Authority, Series A (RB) (AGM)
5.25%, 01/01/26 500 523,187
New Jersey Transportation
Trust Fund Authority, Series
A (RB)
0.00%, 12/15/25 ^ 120 112,293
0.00%, 12/15/26 ^ 360 326,491
0.00%, 12/15/32 ^ 5 3,705
5.00%, 12/15/30 (c) 205 224,632
5.00%, 06/15/30 (c) 395 412,346
New Jersey Transportation
Trust Fund Authority, Series
A-1 (RB)
5.00%, 06/15/29 (c) 110 114,855
New Jersey Transportation
Trust Fund Authority, Series
AA (RB)
5.00%, 06/15/26 (c) 275 281,251
5.25%, 06/15/29 (c) 365 375,066
5.25%, 06/15/27 (c) 100 102,637
5.25%, 06/15/28 (c) 435 446,835
State of New Jersey, Covid-19
General Emergency, Series
A (GO)
5.00%, 06/01/26 500 525,073
State of New Jersey, Various
Purposes (GO)
3.00%, 06/01/26 80 79,710
5.00%, 06/01/27 100 107,457
Tobacco Settlement Financing
Corp., Series A (RB)
5.00%, 06/01/29 (c) 150 161,472
14,412,166
New Mexico : 0.4%
City of Farmington, New Mexico
Pollution Control, Public
Service Company of San Juan
and Four Corners Projects,
Series B (RB)
2.15%, 04/01/33 (c) 700 576,056

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New Mexico (continued)
City of Farmington, New Mexico
Pollution Control, Southern
California Edison Company
Four Corners Project, Series
B (RB)
1.80%, 04/01/29 $ 1,000 $ 889,830
1,465,886
New York : 12.7%
Brooklyn Arena Local
Development Corp., Barclays
Center, Series A (RB)
5.00%, 07/15/30 (c) 1,800 1,857,221
5.00%, 07/15/28 (c) 100 103,461
5.00%, 07/15/27 (c) 100 103,604
5.00%, 07/15/26 100 103,138
Build NYC Resource Corp.,
Brooklyn Navy Yard
Cogeneration Partners, L.P.
Project (RB)
5.00%, 12/31/28 1,100 1,041,637
Build NYC Resource Corp., New
World Preparatory Chapter
School Project, Series A (RB)
4.00%, 06/15/31 275 257,885
Build NYC Resource Corp.,
Richmond Preparatory
Chapter School Project,
Series A (RB)
4.00%, 06/01/31 (c) 595 573,685
County of Suffolk, Series A (GO)
(AGM)
5.00%, 02/01/26 250 260,860
County of Suffolk, Series B (GO)
(AGM)
5.00%, 10/15/26 250 265,230
Dutchess County Local
Development Corp., Health
Quest System, Inc., Series B
(RB)
5.00%, 07/01/28 (c) 275 277,175
5.00%, 07/01/30 (c) 270 272,656
Huntington Local Development
Corp., Gurwin Independent
Housing, Inc., Fountaingate
Gardens Project (RB)
4.00%, 07/01/27 775 746,924
Metropolitan Transportation
Authority, Series A-1 (RB)
5.00%, 11/15/30 (c) 250 259,094
Metropolitan Transportation
Authority, Series C-1 (RB)
5.00%, 11/15/29 (c) 250 270,161
Metropolitan Transportation
Authority, Series D (RB)
5.00%, 11/15/31 (c) 500 521,711
5.00%, 11/15/30 (c) 560 603,995
Metropolitan Transportation
Authority, Series D-1 (RB)
5.00%, 11/15/30 (c) 250 255,397
Par
(000’s) Value
New York (continued)
5.00%, 11/15/28 (c) $ 250 $ 256,267
Monroe County Industrial
Development Corp.,
Rochester Regional Health
Project, Series A (RB)
5.00%, 12/01/34 (c) 1,060 1,123,548
5.00%, 12/01/31 (c) 500 532,184
Monroe County Industrial
Development Corp., St. Ann's
Community Project (RB)
4.00%, 01/01/30 (c) 810 749,333
New York Convention Center
Development Corp., Hotel
Unit (RB)
5.00%, 11/15/26 (c) 500 510,944
New York Liberty Development
Corp., 3 World Trade Center
Project (RB)
5.15%, 11/15/34 (c) 1,000 1,001,982
New York State Dormitory
Authority, Montefiore
Medical Center, Series A (RB)
5.00%, 08/01/29 (c) 1,000 1,044,703
5.00%, 08/01/30 (c) 945 988,137
New York State Environmental
Facilities Corp., Casella Waste
Systems, Inc. Project (RB)
2.88%, 12/01/44 (p) 1,000 904,888
New York State Environmental
Facilities Corp., Casella Waste
Systems, Inc. Project (RB)
(FHA 542 (C))
2.75%, 09/01/50 (c) (p) 600 580,650
New York Transportation
Development Corp.,
American Airlines, Inc. John
F. Kennedy International
Airport Project (RB)
2.25%, 08/01/26 620 596,242
5.00%, 08/01/31 (c) 4,155 4,155,091
5.00%, 08/01/26 (c) 475 475,120
5.25%, 08/01/31 (c) 1,790 1,883,369
New York Transportation
Development Corp., Delta
Air Lines, Inc., LaGuardia
Airport Terminals C&D
Redevelopment Project (RB)
4.00%, 10/01/30 4,380 4,379,893
5.00%, 01/01/31 (c) 4,405 4,544,369
5.00%, 01/01/29 (c) 780 806,088
5.00%, 01/01/30 (c) 1,785 1,841,833
5.00%, 10/01/35 (c) 1,000 1,049,736
New York Transportation
Development Corp., John
F. Kennedy International
Airport Project (RB)
3.00%, 08/01/31 2,100 1,928,770

Par
(000’s) Value
New York (continued)
New York Transportation
Development Corp.,
Terminal 4 John F. Kennedy
International Airport Project
(RB) (AGM)
5.00%, 12/01/30 $ 1,430 $ 1,557,705
5.00%, 12/01/31 1,885 2,065,485
Town of Oyster Bay, Public
Improvement, Series B (GO)
(AGM)
3.25%, 02/01/29 (c) 665 662,752
Town of Ramapo, Public
Improvement, Series A (GO)
(FGIC)
4.00%, 05/15/27 (c) 120 114,281
4.12%, 05/15/28 (c) 100 94,548
Trust for Cultural Resources of
The City of New York, Lincoln
Center for the Performing
Arts, Inc., Series A (RB)
5.00%, 12/01/31 (c) 1,000 1,135,479
TSASC, Inc., Tobacco Settlement
Bonds, Series A (RB)
5.00%, 06/01/27 70 73,132
5.00%, 06/01/28 (c) 70 73,172
Ulster County Capital Resource
Corp., Woodland Pond of
New Paltz Project (RB)
4.00%, 09/15/25 (c) 170 163,456
Yonkers Economic
Development Corp., Charter
School of Educational
Excellence Project, Series A
(RB)
4.00%, 10/15/29 200 195,796
43,262,787
North Carolina : 0.3%
North Carolina Medical Care
Commission, Vedan Health
(RB)
5.00%, 06/01/33 (c) 250 256,790
North Carolina Turnpike
Authority, Triangle
Expressway System (RB)
5.00%, 01/01/25 350 355,442
North Carolina Turnpike
Authority, Triangle
Expressway System (RB)
(AGM)
5.00%, 01/01/32 (c) 500 548,794
1,161,026
North Dakota : 0.2%
City of Grand Forks, Altru
Health System (RB)
5.00%, 12/01/34 (c) 500 527,873
Par
(000’s) Value
North Dakota (continued)
County of Grand Forks, Red
River Biorefinery, LLC Project,
Series A (RB)
6.62%, 12/15/31 (c) (d) * $ 3,000 $ 90,000
617,873
Ohio : 2.2%
American Municipal Power,
Inc., Series A (RB)
5.00%, 02/15/29 500 551,050
County of Cuyahoga, Health
Care and Independent Living
Facilities, Series A (RB)
5.00%, 05/15/32 (c) 920 899,802
County of Cuyahoga, Ohio
Hospital, The Metrohealth
System (RB)
5.00%, 02/15/25 250 252,550
5.00%, 02/15/26 50 51,299
5.00%, 02/15/27 350 364,242
5.00%, 02/15/28 (c) 110 113,399
County of Muskingum, Ohio
Hospital Facilities, Genesis
Healthcare System (RB)
5.00%, 02/15/27 (c) 1,860 1,860,181
Ohio Air Quality Development
Authority, American Electric
Co. Project, Series A (RB)
2.40%, 12/01/38 (c) (p) 500 443,669
Ohio Air Quality Development
Authority, American Electric
Co. Project, Series B (RB)
2.60%, 06/01/41 (c) (p) 1,000 891,649
Ohio Air Quality Development
Authority, Ohio Valley Electric
Corp. Project, Series A (RB)
3.25%, 09/01/29 2,000 1,921,537
7,349,378
Oklahoma : 1.0%
Oklahoma Development
Finance Authority, OU
Medicine Project, Series B
(RB)
5.00%, 08/15/26 1,000 1,003,708
5.00%, 08/15/27 250 250,864
Tulsa Municipal Airport Trust,
American Airlines, Inc. (RB)
5.00%, 06/01/35 (c) (p) 2,000 2,003,268
3,257,840
Oregon : 0.0%
Oregon State Business
Development Commission,
Red Rock Biofuels LLC Clean
Energy Project (RB)
11.50%, 04/01/31 (c) (d) * 500 5
Underline
Pennsylvania : 3.5%
Allentown Neighborhood
Improvement Zone
Development Authority (RB)
5.00%, 05/01/27 1,050 1,077,147

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Pennsylvania (continued)
5.00%, 05/01/28 $ 875 $ 907,059
5.00%, 05/01/28 1,420 1,436,088
Berks County Industrial
Development Authority,
Tower Health Project (RB)
4.00%, 11/01/31 (c) 200 104,478
5.00%, 11/01/24 1,000 761,853
5.00%, 11/01/25 1,000 676,498
5.00%, 11/01/26 400 254,232
5.00%, 11/01/30 (c) 1,065 561,468
Berks County Municipal
Authority, Tower Health
Project, Series A (RB)
5.00%, 02/01/30 800 425,758
5.00%, 02/01/31 425 224,076
Berks County Municipal
Authority, Tower Health
Project, Series B-2 (RB)
5.00%, 02/01/40 (c) (p) 1,500 926,789
City of Philadelphia,
Pennsylvania Gas Works (RB)
5.00%, 10/01/26 100 105,017
5.00%, 08/01/25 80 82,159
Dauphin County General
Authority University,
Harrisburg University of
Science and Technology
Project (RB)
5.00%, 10/15/30 (c) 500 456,923
Doylestown Hospital Authority,
Series A (RB) (SBG)
5.00%, 07/01/28 (c) 130 130,002
Fulton County Industrial
Development Authority,
Medical Center Project (RB)
4.00%, 07/01/28 (c) 660 644,627
Pennsylvania Economic
Development Financing
Authority, Penndot Major
Bridges Package One Project
(RB)
5.00%, 06/30/32 1,000 1,126,815
Pennsylvania Economic
Development Financing
Authority, Pennsylvania Rapid
Bridge Replacement Project
(RB)
5.00%, 06/30/26 130 132,806
Pennsylvania Turnpike
Commission, Series A-2 (RB)
5.00%, 06/01/30 (c) 100 104,721
Philadelphia Authority for
Industrial Development,
University of the Arts (RB)
4.50%, 03/15/29 (c) 25 26,826
4.50%, 03/15/29 (c) 675 652,200
Par
(000’s) Value
Pennsylvania (continued)
Philadelphia Authority,
Industrial Development,
Electrical and Technology
Charter School Project, Series
A (RB)
4.00%, 06/01/31 $ 565 $ 539,333
State Public School Building
Authority, School District of
Philadelphia Project, Series A
(RB) (SAW)
5.00%, 06/01/29 (c) 200 209,469
The Hospitals and Higher
Education, Facilities Authority
of Philadelphia (RB)
5.00%, 07/01/26 115 117,884
5.00%, 07/01/29 (c) 275 284,386
11,968,614
Puerto Rico : 7.4%
Puerto Rico Commonwealth
Aqueduct and Sewer
Authority, Series A (RB)
5.00%, 07/01/30 3,000 3,097,835
Puerto Rico Commonwealth
Aqueduct and Sewer
Authority, Series B (RB)
5.00%, 07/01/28 1,000 1,029,454
5.00%, 07/01/33 (c) 2,000 2,073,857
Puerto Rico Commonwealth,
Series A-1 (GO) (BAM-TCRS)
4.00%, 07/01/33 (c) 4,000 3,889,660
5.38%, 07/01/25 3,638 3,698,078
5.62%, 07/01/27 1,000 1,056,896
5.62%, 07/01/29 3,000 3,253,312
5.75%, 07/01/31 2,000 2,232,068
Puerto Rico Electric Power
Authority, Series SS (RB)
(NATL)
5.00%, 07/01/24 (c) 545 545,138
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing Authority,
Series A (RB)
6.62%, 06/01/26 (c) (d) * 100 70,000
Puerto Rico Municipal Finance
Agency, Series A (RB) (AGM)
5.00%, 08/01/30 (c) 780 785,413
Puerto Rico Sales Tax Financing
Corp., Series A-1 (RB)
0.01%, 07/01/31 (c) 2,000 1,499,053
0.01%, 07/01/33 (c) 1,500 1,030,307
Puerto Rico Sales Tax Financing
Corp., Series A-1 (RB) (AGM)
0.01%, 07/01/29 (c) 1,308 1,064,576
25,325,647

Par
(000’s) Value
Rhode Island : 0.6%
Rhode Island Commerce
Corp., Department of
Transportation, Series A (RB)
5.00%, 05/15/33 (c) $ 250 $ 283,805
5.00%, 05/15/31 (c) 400 455,328
Rhode Island Commerce
Corp., Department of
Transportation, Series B (RB)
5.00%, 06/15/26 155 162,994
Rhode Island Health and
Educational Building Corp.,
Care New England, Series B
(RB)
5.00%, 09/01/31 (c) 1,000 995,364
1,897,491
South Carolina : 0.7%
South Carolina Jobs-Economic
Development Authority, High
Point Academy Project, Series
A (RB)
5.00%, 06/15/29 (c) 600 605,708
South Carolina Jobs-Economic
Development Authority, Solid
Waste Disposal, Series A (RB)
5.25%, 07/01/55 (c) 755 773,721
South Carolina Jobs-Economic
Development Authority, The
Woodlands at Furman (RB)
4.00%, 11/15/27 (c) 250 244,234
South Carolina Public Service
Authority, Series A (RB)
5.00%, 12/01/26 (c) 290 295,215
5.00%, 12/01/31 (c) 525 543,335
2,462,213
Tennessee : 0.8%
Blount County, Health and
Educational Facilities Board,
Series A (RB)
5.00%, 01/01/31 (c) (d) * 500 115,000
Memphis-Shelby County
Industrial Development
Board, Graceland Project,
Series A (TA)
4.75%, 07/01/27 (d) * 105 90,611
Tennessee Energy Acquisition
Corp., Commodity Project,
Series A (RB)
5.00%, 05/01/52 (c) (p) 1,000 1,067,030
Tennessee Energy Acquisition
Corp., Gas Project (RB)
4.00%, 11/01/49 (c) (p) 1,000 1,001,541
Tennessee Energy Acquisition
Corp., Gas Project, Series A
(RB)
5.25%, 09/01/26 525 539,289
2,813,471
Par
(000’s) Value
Texas : 8.8%
Austin Convention Enterprises,
Inc., Convention Center Hotel,
First Tier, Series A (RB)
5.00%, 01/01/33 (c) $ 1,200 $ 1,231,009
5.00%, 01/01/32 (c) 1,155 1,185,578
Austin Convention Enterprises,
Inc., Convention Center
Hotel, First Tier, Series A (RB)
(SAW)
5.00%, 01/01/25 650 652,932
5.00%, 01/01/26 775 784,626
Austin Convention Enterprises,
Inc., Convention Center Hotel,
Second Tier, Series A (RB)
5.00%, 01/01/30 (c) 500 504,106
Board of Regents of the
University of Texas System,
Series A (RB) (AGM)
5.00%, 08/15/31 (c) 50 56,101
Calhoun County Navigation
Industrial Development
Authority, Max Midstream
Texas LLC Project, Series A
(RB)
3.62%, 07/01/26 (c) 2,465 2,300,064
Central Texas Regional Mobility
Authority, Series B (RB)
5.00%, 01/01/32 (c) 750 840,195
Central Texas Regional Mobility
Authority, Series C (RB)
5.00%, 01/01/27 (c) 1,000 1,030,541
Central Texas Turnpike System,
Series C (RB)
5.00%, 08/15/24 120 120,785
City of Austin, Texas Airport
System (RB)
5.00%, 11/15/28 (c) 395 396,707
5.00%, 11/15/25 625 638,910
City of Houston, Airport
System, Series C (RB)
5.00%, 07/01/27 180 189,740
City of Houston, Airport
System, United Airlines, Inc.
Terminal E Project (RB)
5.00%, 07/01/29 (c) 3,000 3,000,820
City of Houston, Airport
System, United Airlines, Inc.
Terminal E Project, Series A
(RB)
5.00%, 07/01/27 250 252,956
City of Houston, Continental
Airlines, Inc., Terminal
Improvement Projects (RB)
6.50%, 07/15/30 (c) 200 200,124
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Series
C (RB)
5.00%, 07/15/27 1,000 1,012,053

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
5.00%, 07/15/28 $ 500 $ 508,901
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Technical
Operations Center Project
(RB)
5.00%, 07/15/28 1,500 1,526,703
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Terminal
Improvement Projects, Series
B-1 (RB)
5.00%, 07/15/30 (c) 1,000 1,002,054
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Terminal
Improvement Projects, Series
B-2 (RB)
5.00%, 07/15/27 1,750 1,771,093
Clifton Higher Education
Finance Corp., Series A (RB)
4.62%, 08/15/25 40 40,248
5.12%, 08/15/30 (c) 200 204,452
5.50%, 06/15/33 (c) 1,000 1,023,634
Clifton Higher Education
Finance Corp., Series D (RB)
5.25%, 08/15/26 (c) 500 513,190
Gulf Coast Industrial
Development Authority,
CITGO Petroleum Corp.
Project (RB)
4.88%, 05/01/25 (c) 335 334,994
Harris County, Houston Sports
Authority, Junior Lien, Series
H (RB) (NATL)
0.01%, 11/15/29 315 255,218
Harris County, Houston Sports
Authority, Third Lien, Series A
(RB) (NATL)
0.00%, 11/15/33 (c) ^ 1,005 574,633
Love Field Airport
Modernization Corp.,
Southwest Airlines Co. (RB)
5.00%, 11/01/28 (c) 850 850,027
Lower Colorado River
Authority, LCRA Transmission
Services Corp. Project (RB)
5.00%, 05/15/31 (c) 335 341,413
5.00%, 05/15/33 (c) 200 221,857
Matagorda County District No.
1, Pollution Control, Series B
(RB) (AMBAC)
4.55%, 05/01/30 105 107,449
Mesquite Health Facility
Development Corp., Christian
Care Centers, Inc. Project (RB)
(NATL)
5.00%, 02/15/30 (c) (d) * 102 1,015
Par
(000’s) Value
Texas (continued)
Mission Economic
Development Corp., Senior
Lien, Natgasoline Project (RB)
4.62%, 10/01/31 (c) $ 3,200 $ 3,180,449
New Hope Cultural Education
Facilities Finance Corp.,
Carillon Lifecare Community
Project (RB)
4.00%, 07/01/28 (c) 1,000 905,703
New Hope Cultural Education
Facilities Finance Corp.,
Legacy Preparatory Charter
Academy, Series A (RB)
5.25%, 08/15/27 (c) 150 150,716
New Hope Cultural Education
Facilities Finance Corp.,
NCCD-College Station
Properties LLC, Series A (RB)
5.00%, 07/01/23 100 90,750
5.00%, 07/01/24 100 90,750
North Texas Tollway Authority,
Second Tier, Series B (RB)
5.00%, 01/01/27 (c) 185 191,563
Port Beaumont Navigation
District, Texas Dock & Wharf
Facility, Series A (RB)
2.62%, 01/01/31 (c) 550 460,056
SA Energy Acquisition Public
Facility Corp. (RB)
5.50%, 08/01/24 55 55,364
5.50%, 08/01/25 125 127,533
5.50%, 08/01/27 110 115,027
Tarrant County Cultural
Education Facilities Finance
Corp., MRC Stevenson Oaks
Project, Series A (RB)
6.25%, 11/15/31 (c) 250 242,935
Tarrant County Cultural
Education Facilities Finance
Corp., Retirement Facility (RB)
4.00%, 05/15/27 (c) 225 218,975
Texas Municipal Gas
Acquisition and Supply Corp.
I, Senior Lien, Series A (RB)
5.25%, 12/15/25 100 102,384
Texas Municipal Gas
Acquisition and Supply Corp.
III (RB)
5.00%, 12/15/28 350 366,574
29,972,907
Utah : 0.5%
Utah Charter School Finance
Authority, Freedom Academy
Foundation Project (RB)
4.50%, 06/15/27 700 674,119

Par
(000’s) Value
Utah (continued)
Utah Salt Lake City,
International Airport, Series
A (RB)
5.00%, 07/01/31 $ 1,000 $ 1,109,421
1,783,540
Virgin Islands : 0.7%
Matching Fund Special Purpose
Securitization Corp., Virgin
Island, Series A (RB)
5.00%, 10/01/32 1,000 1,057,645
Virgin Islands Public Finance
Authority, Virgin Islands
Gross Receipts Taxes, Series
C (RB)
5.00%, 10/01/24 100 99,517
5.00%, 10/01/30 (c) 1,000 950,437
Virgin Islands Water & Power
Authority, Series B (RB)
5.00%, 07/01/25 (c) 55 53,528
5.00%, 07/01/24 (c) 75 74,336
2,235,463
Virginia : 1.6%
Amherst Industrial
Development Authority,
Educational Facilities, Sweet
Briar College (RB)
4.75%, 09/01/30 (c) 140 131,973
Peninsula Town Center
Community Development
Authority (RB)
4.50%, 09/01/28 (c) 325 324,443
Roanoke County Economic
Development Authority,
Series A (RB)
4.75%, 09/01/29 (c) (d) * 1,530 1,417,699
Virginia Beach Development
Authority, Residential Care
Facility, Series A (RB)
5.75%, 09/01/30 (c) 1,000 1,030,093
5.75%, 09/01/33 (c) 1,000 1,088,054
Virginia College Building
Authority, Marymount
University Project, Series B
(RB)
5.25%, 07/01/30 (c) 710 715,348
Virginia Small Business
Financing Authority, Elizabeth
River Crossing OPCO LLC
Project (RB)
4.00%, 01/01/31 635 640,416
5,348,026
Washington : 1.8%
King County, Public Hospital
District No. 4, Snoqualmie
Valley Hospital, Series A (RB)
5.00%, 12/01/25 75 75,043
Klickitat County, Public Hospital
District No. 2 (RB)
4.00%, 12/01/27 615 594,114
Par
(000’s) Value
Washington (continued)
Port Seattle Washington
Industrial Development
Corp., Delta Air Lines, Inc.
Project (RB)
5.00%, 04/01/30 (c) $ 1,800 $ 1,800,136
Washington Health Care
Facilities Authority,
CommonSpirit Health, Series
B-2 (RB)
5.00%, 08/01/49 (c) (p) 480 486,798
Washington State, Convention
Center Public Facilities
District (RB)
4.00%, 07/01/31 2,250 2,236,773
Washington State, Convention
Center Public Facilities
District, Series B (RB)
4.00%, 07/01/33 (c) 250 252,458
Washington State, Housing
Finance Commission,
Presbyterian Retirement
Communities Northwest
Projects, Series A (RB)
4.00%, 01/01/26 (c) 500 477,905
5.00%, 01/01/31 (c) 365 330,335
6,253,562
West Virginia : 0.5%
County of Ohio, Fort Henry
Centre Tax Increment
Financing District No. 1, The
Highlands Project (TA)
4.75%, 06/01/31 (c) 680 680,003
West Virginia Economic
Development Authority, Arch
Resources Project (RB) (SAW)
4.12%, 07/01/45 (c) (p) 1,000 995,021
West Virginia Hospital Finance
Authority, West Virginia
University Health System,
Series A (RB)
5.00%, 06/01/26 150 156,520
1,831,544
Wisconsin : 1.6%
Public Finance Authority,
Celanese Corp., Series C (RB)
4.30%, 11/01/30 (c) 1,000 980,995
Public Finance Authority, Living
Community First Mortgage
(RB)
4.25%, 05/01/29 (c) 430 386,638
Public Finance Authority, North
Carolina Charter Educational
Foundation Project, Series
A (RB)
4.10%, 06/15/26 350 340,972
Public Finance Authority,
Penick Village (RB)
4.00%, 09/01/29 (c) 445 404,877

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
Wisconsin (continued)
Public Finance Authority,
Phoenix Academy Project,
Series A (RB)
5.00%, 06/15/27 (c) $ 150 $ 144,855
Public Finance Authority, Prime
Healthcare Foundation, Inc.,
Series A (RB)
5.00%, 12/01/27 1,235 1,259,368
Par
(000’s) Value
Wisconsin (continued)
Public Finance Authority, Waste
Management, Inc. Project,
Series A-1 (RB)
2.62%, 11/01/25 $ 1,050 $ 1,028,953
Wisconsin Health and
Educational Facilities
Authority, Prohealth Care,
Inc. (RB)
3.00%, 08/15/26 (c) 825 814,434
5,361,092
Total Municipal Bonds: 98.5%
(Cost: $358,031,771) 334,907,697
Other assets less liabilities: 1.5% 5,163,963
NET ASSETS: 100.0% $ 340,071,660
Definitions:
AGM Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Assurance Co.
CP Certificate of Participation
FGIC Financial Guaranty Insurance Co.
GO General Obligation
NATL National Public Finance Guarantee Corp.
RB Revenue Bond
SA Special Assessment
SAW State Aid Withholding
SBG School Board Guaranteed
TA Tax Allocation
(c) Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p) Putable Security — the redemption date shown is when the security may be redeemed by the investor
* Non-income producing
(d) Security in default
^ Zero Coupon Bond
Summary of Investments by Sector
% of
Investments Value
Industrial Development Revenue 22.3% $ 74,671,641
Local GO 11.9 39,705,564
Tax 9.9 33,060,696
Hospitals 8.6 28,733,627
Education 6.5 21,850,222
Utilities - Other 5.3 17,679,805
State GO 5.1 17,153,997
Power 5.0 16,903,654
Health 4.8 16,003,364
Airport 4.8 15,995,967
Leasing COPS & Appropriations 4.3 14,424,409
Miscellaneous 2.3 7,631,449
Transportation 2.3 7,539,319
Water & Sewer 2.0 6,831,833
Toll & Turnpike 1.7 5,807,605
Multi-Family Housing 1.4 4,749,564
Pollution Control 0.9 3,000,181
Refunded 0.5 1,809,638
Unassigned 0.3 1,047,386
Tobacco 0.1 307,776

100.0% $ 334,907,697